Banking facilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Net Investment Income [Line Items]
Bank overdrafts		$ 258	$ 967
Notes Payable [Member]
Net Investment Income [Line Items]
Terms of banking facilities Interest rate	[1]	HIBOR* +2.5%
Terms of banking facilities repayment terms		Repayable in full within 120 days
Bank Overdrafts [Member]
Net Investment Income [Line Items]
Terms of banking facilities Interest rate		Prime rate +1%
Terms of banking facilities repayment terms		Repayable on demand
Long Term Loans [Member]
Net Investment Income [Line Items]
Terms of banking facilities Interest rate	[1]	HIBOR* +2%
Terms of banking facilities repayment terms		Term loans repayable monthly over 3 years.
Revolving Loans [Member]
Net Investment Income [Line Items]
Terms of banking facilities Interest rate	[1]	HIBOR* +2.25%
Terms of banking facilities repayment terms		Repayable until redemption of a listed debt instrument
Amount Available [Member]
Net Investment Income [Line Items]
Combined limit		$ 2,564	2,564
Notes payable		2,308	2,308
Bank overdrafts		641	641
Long term loans (1)	[2]	1,214	1,214
Export documentary credits		641	641
Revolving loan		1,923	1,923
Total		5,128	5,128
Amount Utilized [Member]
Net Investment Income [Line Items]
Combined limit		266	492
Notes payable		74	25
Bank overdrafts		0	0
Long term loans (1)	[2]	192	467
Export documentary credits		0	0
Revolving loan		66	500
Total		332	992
Amount Unutilized [Member]
Net Investment Income [Line Items]
Combined limit		2,298	2,072
Notes payable		2,234	2,283
Bank overdrafts		641	641
Long term loans (1)	[2]	1,022	747
Export documentary credits		641	641
Revolving loan		1,857	1,423
Total		$ 4,796	$ 4,136

[1]	HIBOR is the Hong Kong Interbank Offer Rate
[2]	A clause in the banking facilities states that the term loans are subject to review any time and also subject to the bank's overriding right to repayment on demand, including the right to call for cash cover on demand for prospective and contingent liabilities. Therefore, all long-term loans were classified as current liabilities in the consolidated balance sheets.